CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, issued (in shares)	22,291,810	8,458,669
Common stock, outstanding (in shares)	22,277,030	8,454,169
Convertible stock ('promote shares'), par value (in dollars per share)	$ 0.01	$ 0.01
Convertible stock ('promote shares'), authorized (in shares)	50,000	50,000
Convertible stock ('promote shares'), issued (in shares)	50,000	50,000
Convertible stock ('promote shares'), outstanding (in shares)	50,000	50,000